11. INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Taxes
INCOME TAXES

Allocation of federal and state income tax expense between current and deferred portions for the years ended December 31, 2016 and 2015 are as follows:

(In thousands)	2016	2015
Federal	$5,178	$2,845
State	812	886
Total current	5,990	3,731
Deferred
Federal	451	1,925
State	36	105
Total deferred	487	2,030
	$6,477	$5,761

A reconciliation of income tax benefit computed at the statutory federal income tax rate to income tax expense included in the Consolidated Statements of Income is as follows:

(In thousands)	2016	2015
Expense computed at statutory rate of 35%	$6,953	$5,768
Effect of state income taxes, net of federal benefit	536	654
Tax exempt income	(867)	(712)
Other	(145)	51
	$6,477	$5,761

The components of the net deferred tax assets as of December 31, 2016 and 2015 are as follows:

(In thousands)	2016	2015
Deferred tax assets:
Allowance for loan losses	$2,922	$2,873
Recorded impairment of assets	1,119	982
Deferred compensation	1,291	1,015
Net unrealized loss on cash flow hedges	1,050	1,045
Net unrealized loss on available for sale securities	679	—
Other	579	1,600
Total deferred tax assets	7,640	7,515

Deferred tax liabilities:
Premises and equipment	(908)	(1,050)
Deferred loan costs	(1,525)	(1,396)
Prepaid expenses	(166)	(203)
Net unrealized gain on available for sale securities	—	(526)
Other	(200)	(222)
Total deferred tax liabilities	(2,799)	(3,397)
Net deferred tax assets	$4,841	$4,118

No valuation allowances were required relating to deferred tax assets at December 31, 2016 or 2015 as the Company believes that realization of the net deferred tax asset is more likely than not.

As of December 31, 2016 and 2015, there were no uncertain tax positions. The amount of uncertain tax positions may increase or decrease in the future for various reasons including adding amounts for current tax positions, expiration of open tax returns due to statutes of limitations, changes in management’s judgment about the level of uncertainty, status of regulatory examinations, litigation and legislative activity and the addition or elimination of uncertain tax positions. The Company’s policy is to report interest and penalties, if any, related to uncertain tax positions in income tax expense in the Consolidated Statements of Income. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2013.